Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2025
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The accompanying consolidated financial statements have been prepared in accordance with the U.S. GAAP and pursuant to the regulations of the Securities and Exchange Commission (the “SEC”). All significant intercompany transactions and account balances have been eliminated. The Company’s fiscal year is the calendar year.

Reclassifications of Prior Year Presentation

Reclassifications of Prior Year Presentation

Certain amounts on prior year’s consolidated financial statements have been reclassified for consistency with the current year presentation. These reclassifications had no effect on the reported results of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with the U.S. GAAP that requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the amount of revenues and expenses during the reporting periods. Actual results could differ materially from those results.

Fair Value Measurements

Fair Value Measurements

ASC 820 “Fair Value Measurements” defines fair value for certain financial and nonfinancial assets and liabilities that are recorded at fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. It requires that an entity measures its financial instruments to base fair value on exit price, maximize the use of observable units and minimize the use of unobservable inputs to determine the exit price. It establishes a hierarchy which prioritizes the inputs to valuation techniques used to measure fair value. This hierarchy increases the consistency and comparability of fair value measurements and related disclosures by maximizing the use of observable inputs and minimizing the use of unobservable inputs by requiring that observable inputs be used when available. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the assets or liabilities based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in circumstances. The hierarchy prioritizes the inputs into three broad levels based on the reliability of the inputs as follows:

●	Level 1– Inputs are quoted prices in active markets for identical assets or liabilities that the Company has the ability to access at the measurement date. Valuation of these instruments does not require a high degree of judgment as the valuations are based on quoted prices in active markets that are readily and regularly available.
●	Level 2– Inputs other than quoted prices in active markets that are either directly or indirectly observable as of the measurement date, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.
●	Level 3– Valuations based on inputs that are unobservable and not corroborated by market data. The fair value for such assets and liabilities is generally determined using pricing models, discounted cash flow methodologies, or similar techniques that incorporate the assumptions a market participant would use in pricing the asset or liability.

The carrying values of certain assets and liabilities of the Company, such as cash and cash equivalents, restricted cash, accounts receivable, short-term investments, due from related parties, prepaid expenses and other current assets, accrued expenses and other current liabilities, and due to related parties, approximate fair value due to their relatively short maturities. The carrying value of the Company’s short-term bank loans and convertible notes payable approximates their fair value as the terms of the borrowing are consistent with current market rates and the duration to maturity is short.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s financial instruments that are exposed to concentrations of credit risk consist primarily of cash and cash equivalents. The Company places its cash and temporary cash investments in high quality credit institutions, but these investments may be in excess of the limit of $95,400 (NTD 3.0 million) covered by Taiwan Central Deposit Insurance Corporation, and the limit of $250,000 covered by the U.S. Federal Deposit Insurance Corporation’s (“FDIC”) insurance limits. As of December 31, 2025, and December 31, 2024, the Company had approximately $265,521 and $0, respectively, in cash and cash equivalent balances that were in excess of the FDIC limits. However, the Company does not anticipate any losses on excess deposits. The Company does not enter into financial instruments for hedging, trading or speculative purposes.

The Company performs ongoing credit evaluation of its customers and requires no collateral. Credit losses and allowance for unbilled receivables are provided based on a review of the collectability of accounts receivable. The Company determines the amount of allowance for doubtful accounts by examining its historical collection experience and current trends in the credit quality of its customers as well as its internal credit policies. Actual credit losses may differ from our estimates.

Concentration of Clients

Concentration of Clients

As of December 31, 2025 and 2024, management estimated all accounts receivable balances are uncollectible and recognized $0 and $11,993 of credit loss, respectively.

For the year ended December 31, 2025, the Company did not receive any payments for the license agreements.

For the year ended December 31, 2024, the out-licensing income from our two major licensees, accounts for 58% and 39% of the Company’s total revenue.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers highly liquid investments with maturities of three months or less to be cash equivalents when purchased. As of December 31, 2025 and 2024, the Company’s cash and cash equivalents amounted to $681,480 and $248,382, respectively. Some of the Company’s cash deposits are held in financial institutions located in Taiwan where there is currently regulation mandated on obligatory insurance of bank accounts. The Company believes this financial institution is of high credit quality.

Restricted Cash

Restricted Cash

Restricted cash primarily consists of cash held in a reserve bank account in Taiwan. As of December 31, 2025 and 2024, the Company’s restricted cash amounted $645,505 (NTD 20.3 million) and $615,433 (NTD 20.2 million), respectively.

Accounts receivable and allowance for expected credit losses accounts

Accounts receivable and allowance for expected credit losses accounts

Accounts receivable is recorded and carried at the original invoiced amount less an allowance for any potential uncollectible amounts.

The Company make estimates of expected credit and collectability trends for the allowance for credit losses and allowance for unbilled receivables based upon our assessment of various factors, including historical experience, the age of the accounts receivable balances, credit quality of customers, current economic conditions reasonable and supportable forecasts of future economic conditions, and other factors that may affect our ability to collect from customers. The provision is recorded against accounts receivable balances, with a corresponding charge recorded in the consolidated statements of income. Actual amounts received may differ from management’s estimate of credit worthiness and the economic environment. Delinquent account balances are written-off against the allowance for doubtful accounts after management has determined that the likelihood of collection is not probable.

Allowance for expected credit losses accounts was $614,470 and $616,414 as of December 31, 2025 and 2024, respectively.

Inventory Write-Down

Inventory Write-Down

Inventory is carried at the lower of cost or net realizable value. The Company evaluates inventory for excess, obsolescence, and declines in selling price. When the cost of inventory exceeds its estimated net realizable value, a write-down is recorded within cost of goods sold. Write-downs are not reversed for subsequent increases in value.

Revenue Recognition

Revenue Recognition

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Pursuant to ASC 606, the Company recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration that the Company expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that the Company determines is within the scope of ASC 606, the Company performs the following five steps: (i) identify the contract(s) with a customer; (ii) identify the performance obligations in the contract; (iii) determine the transaction price; (iv) allocate the transaction price to the performance obligations in the contract; and (v) recognize revenue when (or as) the Company satisfies a performance obligation. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration the Company is entitled to in exchange for the goods or services the Company transfers to the customers. At inception of the contract, once the contract is determined to be within the scope of ASC 606, the Company assesses the goods or services promised within each contract, determines those that are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.

The following are examples of when the Company recognizes revenue based on the types of payments the Company receives.

Collaborative Revenues — The Company recognizes collaborative revenues generated through collaborative research, development and/or commercialization agreements. The terms of these agreements typically include payment to the Company related to one or more of the following: non-refundable upfront license fees, development and commercial milestones, partial or complete reimbursement of research and development costs, and royalties on net sales of licensed products. Each type of payments results in collaborative revenues except for revenues from royalties on net sales of licensed products, which are classified as royalty revenues. To date, the Company has not received any royalty revenues. Revenue is recognized upon satisfaction of a performance obligation by transferring control of a good or service to the collaboration partners.

As part of the accounting for these arrangements, the Company applies judgment to determine whether the performance obligations are distinct, and develop assumptions in determining the stand-alone selling price for each distinct performance obligation identified in the collaboration agreements. To determine the stand-alone selling price, the Company relies on assumptions which may include forecasted revenues, development timelines, reimbursement rates for R&D personnel costs, discount rates and probabilities of technical and regulatory success.

The Company had multiple deliverables under the collaborative agreements, including deliverables relating to grants of technology licenses, regulatory and clinical development, and marketing activities. Estimation of the performance periods of the Company’s deliverables requires the use of management’s judgment. Significant factors considered in management’s evaluation of the estimated performance periods include, but are not limited to, the Company’s experience in conducting clinical development, regulatory and manufacturing activities. The Company reviews the estimated duration of its performance periods under its collaborative agreements on an annually basis, and makes any appropriate adjustments on a prospective basis. Future changes in estimates of the performance period under its collaborative agreements could impact the timing of future revenue recognition.

(i) Non-refundable upfront payments

If a license to the Company’s intellectual property is determined to be distinct from the other performance obligations identified in an arrangement, the Company recognizes revenue from the related non-refundable upfront payments based on the relative standalone selling price prescribed to the license compared to the total selling price of the arrangement. The revenue is recognized when the license is transferred to the collaboration partners and the collaboration partners are able to use and benefit from the license. To date, the receipt of non-refundable upfront fees was solely for the compensation of past research efforts and contributions made by the Company before the collaborative agreements entered into and it does not relate to any future obligations and commitments made between the Company and the collaboration partners in the collaborative agreements.

(ii) Milestone payments

The Company is eligible to receive milestone payments under the collaborative agreement with collaboration partners based on achievement of specified development, regulatory and commercial events. Management evaluated the nature of the events triggering these contingent payments, and concluded that these events fall into two categories: (a) events which involve the performance of the Company’s obligations under the collaborative agreement with collaboration partners, and (b) events which do not involve the performance of the Company’s obligations under the collaborative agreement with collaboration partners.

The former category of milestone payments consists of those triggered by development and regulatory activities in the territories specified in the collaborative agreements. Management concluded that each of these payments constitute substantive milestone payments. This conclusion was based primarily on the facts that (i) each triggering event represents a specific outcome that can be achieved only through successful performance by the Company of one or more of its deliverables, (ii) achievement of each triggering event was subject to inherent risk and uncertainty and would result in additional payments becoming due to the Company, (iii) each of the milestone payments is non-refundable, (iv) substantial effort is required to complete each milestone, (v) the amount of each milestone payment is reasonable in relation to the value created in achieving the milestone, (vi) a substantial amount of time is expected to pass between the upfront payment and the potential milestone payments, and (vii) the milestone payments relate solely to past performance. Based on the foregoing, the Company recognizes any revenue from these milestone payments in the period in which the underlying triggering event occurs.

(iii) Multiple Element Arrangements

The Company evaluates multiple element arrangements to determine (1) the deliverables included in the arrangement and (2) whether the individual deliverables represent separate units of accounting or whether they must be accounted for as a combined unit of accounting. This evaluation involves subjective determinations and requires management to make judgments about the individual deliverables and whether such deliverables are separate from other aspects of the contractual relationship. Deliverables are considered separate units of accounting provided that: (i) the delivered item(s) has value to the customer on a standalone basis and (ii) if the arrangement includes a general right of return relative to the delivered item(s), delivery or performance of the undelivered item(s) is considered probable and substantially within its control. In assessing whether an item under a collaboration has standalone value, the Company considers factors such as the research, manufacturing, and commercialization capabilities of the collaboration partner and the availability of the associated expertise in the general marketplace. The Company also considers whether its collaboration partners can use the other deliverable(s) for their intended purpose without the receipt of the remaining element(s), whether the value of the deliverable is dependent on the undelivered item(s), and whether there are other vendors that can provide the undelivered element(s).

The Company recognizes arrangement consideration allocated to each unit of accounting when all of the revenue recognition criteria in ASC 606 are satisfied for that particular unit of accounting. In the event that a deliverable does not represent a separate unit of accounting, the Company recognizes revenue from the combined unit of accounting over the Company’s contractual or estimated performance period for the undelivered elements, which is typically the term of the Company’s research and development obligations. If there is no discernible pattern of performance or objectively measurable performance measures do not exist, then the Company recognizes revenue under the arrangement on a straight-line basis over the period the Company is expected to complete its performance obligations. Conversely, if the pattern of performance in which the service is provided to the customer can be determined and objectively measurable performance measures exist, then the Company recognizes revenue under the arrangement using the proportional performance method. Revenue recognized is limited to the lesser of the cumulative amount of payments received or the cumulative amount of revenue earned, as determined using the straight-line method or proportional performance method, as applicable, as of the period ending date.

At the inception of an arrangement that includes milestone payments, the Company evaluates whether each milestone is substantive and at risk to both parties on the basis of the contingent nature of the milestone. This evaluation includes an assessment of whether: (1) the consideration is commensurate with either the Company’s performance to achieve the milestone or the enhancement of the value of the delivered item(s) as a result of a specific outcome resulting from its performance to achieve the milestone, (2) the consideration relates solely to past performance and (3) the consideration is reasonable relative to all of the deliverables and payment terms within the arrangement. The Company evaluates factors such as the scientific, clinical, regulatory, commercial, and other risks that must be overcome to achieve the particular milestone and the level of effort and investment required to achieve the particular milestone in making this assessment. There is considerable judgment involved in determining whether a milestone satisfies all of the criteria required to conclude that a milestone is substantive. Milestones that are not considered substantive are recognized as earned if there are no remaining performance obligations or over the remaining period of performance, assuming all other revenue recognition criteria are met.

(iv) Royalties and Profit Sharing Payments

Under the collaborative agreement with the collaboration partners, the Company is entitled to receive royalties on sales of products, which is at certain percentage of the net sales. The Company recognizes revenue from these events based on the revenue recognition criteria set forth in ASC 606. Based on those criteria, the Company considers these payments to be contingent revenues, and recognizes them as revenue in the period in which the applicable contingency is resolved.

Revenues Derived from Research and Development Activities Services (Also known as the Contract Development & Manufacturing Organization Services (“CDMO”)) — Revenues related to research and development and regulatory activities are recognized when the related services or activities are performed, in accordance with the contract terms. The Company typically has only one performance obligation at the inception of a contract, which is to perform research and development services. The Company may also provide its customers with an option to request that the Company provides additional goods or services in the future, such as active pharmaceutical ingredient, API, or IND/NDA/ANDA/510K submissions. The Company evaluates whether these options are material rights at the inception of the contract. If the Company determines an option is a material right, the Company will consider the option a separate performance obligation.

If the Company is entitled to reimbursement from its customers for specified research and development expenses, the Company accounts for the related services that it provides as separate performance obligations if it determines that these services represent a material right. The Company also determines whether the reimbursement of research and development expenses should be accounted for as revenues or an offset to research and development expenses in accordance with provisions of gross or net revenue presentation. The Company recognizes the corresponding revenues or records the corresponding offset to research and development expenses as it satisfies the related performance obligations.

The Company then determines the transaction price by reviewing the amount of consideration the Company is eligible to earn under the contracts, including any variable consideration. Under the outstanding contracts, consideration typically includes fixed consideration and variable consideration in the form of potential milestone payments. At the start of an agreement, the Company’s transaction price usually consists of the payments made to or by the Company based on the number of full-time equivalent researchers assigned to the project and the related research and development expenses incurred. The Company does not typically include any payments that the Company may receive in the future in its initial transaction price because the payments are not probable. The Company would reassess the total transaction price at each reporting period to determine if the Company should include additional payments in the transaction price.

The Company receives payments from its customers based on billing schedules established in each contract. Upfront payments and fees may be recorded as advance from customers upon receipt or when due, and may require deferral of revenue recognition to a future period until the Company performs its obligations under these arrangements. Amounts are recorded as accounts receivable when the right of the Company to consideration is unconditional. The Company does not assess whether a contract has a significant financing component if the expectation at contract inception is such that the period between payment by the customers and the transfer of the promised goods or services to the customers will be one year or less.

Property and Equipment, net

Property and Equipment, net

Property and equipment, net is carried at cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Expenditures that improve the functionality of the related asset or extend the useful life are capitalized. When property and equipment is retired or otherwise disposed of, the related gain or loss is included in operating income. Leasehold improvements are depreciated on the straight-line method over the shorter of the remaining lease term or estimated useful life of the asset. Depreciation is calculated on the straight-line method generally based on the following useful lives:

Estimated Life in Years
Buildings and leasehold improvements	5 ~ 50
Machinery and equipment	5 ~ 10
Office equipment	3 ~ 6

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company has adopted ASC subtopic 360-10, Property, Plant and Equipment (“ASC 360-10”). ASC 360-10 requires that long-lived assets and certain identifiable intangibles held and used by the Company be reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company evaluates its long-lived assets for impairment annually or more often if events and circumstances warrant. Events relating to recoverability may include significant unfavorable changes in business conditions, recurring losses, or a forecasted inability to achieve break-even operating results over an extended period. Should impairment in value be indicated, the carrying value of intangible assets will be adjusted, based on estimates of future discounted cash flows resulting from the use and ultimate disposition of the asset. ASC 360-10 also requires assets to be disposed of be reported at the lower of the carrying amount or the fair value less costs to sell.

Long-Term Equity Investment

Long-Term Equity Investment

The Company acquires long-term investments to promote business and strategic objectives. The accounting treatments are as follows:

●	Marketable equity investments: The Company measures marketable equity securities at fair value at each reporting date, with unrealized gains and losses recognized in net income in accordance with ASC 321. Fair value is determined based on quoted market prices or other observable inputs.
●	Non-marketable equity investments: When the equity method does not apply, non-marketable equity investments are accounted for at cost, adjusted for observable price changes in orderly transactions for identical or similar investments and for impairments, if applicable.

●	Equity method investments: Investments in which the Company has the ability to exercise significant influence, but not control, over the investee, are accounted for using the equity method. The Company recognizes its proportionate share of the investee’s income or loss in gains (losses) on equity investments on a monthly basis.

Investments in Convertible Notes

Investments in Convertible Notes

The Company invests in convertible notes issued by related parties and manages these instruments with the objective of collecting contractual cash flows rather than trading them. At initial recognition, the Company evaluates the terms of each instrument to determine the appropriate classification and measurement in accordance with applicable accounting guidance. When the contractual cash flows represent solely payments of principal and interest and the Company’s business model is to hold the instruments to collect those cash flows, the convertible notes are measured at amortized cost using the effective interest method. Interest income is recognized over the expected term of the notes. If the contractual terms include features that are not clearly and closely related to the debt host, or if the instruments do not meet the criteria for amortized cost measurement, the notes are measured at fair value with changes recognized in earnings. Upon conversion, the carrying amount of the note is reclassified to investments in equity securities.

Impairment of Equity Investments and Convertible Note Investments

Impairment of Equity Investments and Convertible Note Investments

The Company evaluates its non-marketable equity investments, equity method investments, and convertible note investments for impairment on a periodic basis. This assessment incorporates both qualitative and quantitative factors that may indicate a decline in the fair value of an investment. Qualitative considerations include the investee’s financial performance, changes in market or industry conditions, adverse regulatory developments, operational challenges, and the investee’s ability to meet its business objectives. Quantitative analyses may include the use of market and income valuation approaches, such as comparable company metrics, recent financing transactions, and discounted cash flow models that require significant estimates regarding revenue, costs, and discount rates.

For non-marketable equity investments and equity method investments, the Company recognizes an impairment in earnings when it determines that a decline in value is other than temporary. Factors considered in this determination include the severity and duration of the decline, the investee’s financial condition and near-term prospects, the investee’s ability to raise additional capital, and whether the Company expects to recover the carrying amount of the investment. Impairments deemed other than temporary are recorded in gains (losses) on equity investments.

Convertible note investments measured at amortized cost are evaluated for expected credit losses in accordance with ASC 326. The Company estimates expected credit losses based on historical loss experience, the credit quality and financial condition of the issuer, expected future cash flows, and relevant macroeconomic conditions. When it is not probable that the Company will collect all amounts due according to the contractual terms of the note, an allowance for credit losses is recorded, with changes recognized in earnings. For convertible notes measured at fair value, impairment is inherently reflected in the fair value measurement, with changes recognized in earnings.

Convertible Notes Payable

Convertible Notes Payable

The Company accounts for its convertible instruments in accordance with ASC 470-20, as amended by ASU 2020-06. Under this guidance, convertible notes are generally recognized as a single liability on the Balance Sheet. The Company does not separate a conversion feature from the host debt instrument unless the feature must be separately accounted for as a derivative under ASC 815. Debt issuance costs, if any, are deferred and amortized to interest expense over the term of the note. Interest expense is recognized based on the contractual rate and includes the amortization of debt discounts and issuance costs.

Warrants

Warrants

The Company accounts for warrants as either equity-classified or liability-classified instruments based on an assessment of the warrant’s specific terms and applicable authoritative guidance in ASC 480, Distinguishing Liabilities from Equity (“ASC 480”) and ASC 815, Derivatives and Hedging (“ASC 815”). The assessment considers whether the warrants are freestanding financial instruments pursuant to ASC 480, meet the definition of a liability pursuant to ASC 480, and whether the warrants meet all of the requirements for equity classification under ASC 815, including whether the warrants are indexed to the Company’s own common shares and whether the warrant holders could potentially require “net cash settlement” in a circumstance outside of the Company’s control, among other conditions for equity classification. This assessment, which requires the use of professional judgment, is conducted at the time of warrant issuance and as of each subsequent quarterly period end date while the warrants are outstanding. The Company determined that upon further review of the warrant agreement, the Public Warrants issued pursuant to the warrant agreement qualify for equity accounting treatment.

For issued or modified warrants that meet all of the criteria for equity classification, the warrants are required to be recorded as a component of equity at the time of issuance. For issued or modified warrants that do not meet all the criteria for equity classification, the warrants are required to be recorded as liabilities at their initial fair value on the date of issuance, and each balance sheet date thereafter. Changes in the estimated fair value of the warrants are recognized as a non-cash gain or loss on the statements of operations.

Research and Development Expenses

Research and Development Expenses

The Company accounts for the cost of using licensing rights in research and development cost according to ASC 730-10-25-1. This guidance provides that absent alternative future uses the acquisition of product rights to be used in research and development activities must be charged to research and development expenses when incurred.

The Company accounts for R&D costs in accordance with ASC 730, Research and Development (“ASC 730”). Research and development expenses are charged to expense as incurred unless there is an alternative future use in other research and development projects or otherwise. Research and development expenses are comprised of costs incurred in performing research and development activities, including personnel-related costs, facilities-related overhead, and outside contracted services including clinical trial costs, manufacturing and process development costs for both clinical and preclinical materials, research costs, and other consulting services. Non-refundable advance payment for goods and services that will be used in future research and development activities are expensed when the activity has been performed or when the goods have been received rather than when the payment is made. In instances where the Company enters into agreements with third parties to provide research and development services, costs are expensed as services are performed.

Post-retirement and post-employment benefits

Post-retirement and post-employment benefits

The Company’s subsidiaries in Taiwan adopted the government mandated defined contribution plan pursuant to the Labor Pension Act (the “Act”) in Taiwan. Such labor regulations require that the rate of contribution made by an employer to the Labor Pension Fund per month shall not be less than 6% of the worker’s monthly salaries. Pursuant to the Act, the Company makes monthly contribution equal to 6% of employees’ salaries to the employees’ pension fund. The Company has no legal obligation for the benefits beyond the contributions made. The total amounts for such employee benefits, which were expensed as incurred, were $13,367 (NTD 0.4 million) and $11,642 (NTD 0.4 million) for the years ended December 31, 2025 and 2024, respectively. Other than the above, the Company does not provide any other post-retirement or post-employment benefits.

Stock-based Compensation

Stock-based Compensation

The Company measures expense associated with all employee stock-based compensation awards using a fair value method and recognizes such expense in the consolidated financial statements on a straight-line basis over the requisite service period in accordance with ASC 718 “Compensation-Stock Compensation”. Total director, officer, and employee stock-based compensation expenses were $1,728,148 and $$1,995,049 for the years ended December 31, 2025 and 2024, respectively.

The Company accounted for stock-based compensation to non-employees in accordance with ASC 718 “Compensation-Stock Compensation” and ASC 505-50 “Equity-Based Payments to Non-Employees” which requires that the cost of services received from non-employees is measured at fair value at the earlier of the performance commitment date or the date service is completed and recognized over the period the service is provided. Total non-employee stock-based compensation expenses were $1,930,055 for consulting services and $484,613 for rent for the year ended December 31, 2025, respectively, and $506,583 for consulting services and $271,828 for rent for the year ended December 31, 2024, respectively.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability approach which allows the recognition and measurement of deferred tax assets to be based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will expire before the Company is able to realize their benefits, or future deductibility is uncertain.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The evaluation of a tax position is a two-step process. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigations based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefits recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer satisfied. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred. No significant penalty or interest relating to income taxes has been incurred for the years ended December 31, 2025 and 2024. GAAP also provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosures and transition.

Valuation of Deferred Tax Assets

Valuation of Deferred Tax Assets

A valuation allowance is recorded to reduce the Company’s deferred tax assets to the amount that is more likely than not to be realized. In assessing the need for the valuation allowance, management considers, among other things, projections of future taxable income and ongoing prudent and feasible tax planning strategies. If the Company determines that sufficient negative evidence exists, then it will consider recording a valuation allowance against a portion or all of the deferred tax assets in that jurisdiction. If, after recording a valuation allowance, the Company’s projections of future taxable income and other positive evidence considered in evaluating the need for a valuation allowance prove, with the benefit of hindsight, to be inaccurate, it could prove to be more difficult to support the realization of its deferred tax assets. As a result, an additional valuation allowance could be required, which would have an adverse impact on its effective income tax rate and results. Conversely, if, after recording a valuation allowance, the Company determines that sufficient positive evidence exists in the jurisdiction in which the valuation allowance was recorded, it may reverse a portion or all of the valuation allowance in that jurisdiction. In such situations, the adjustment made to the deferred tax asset would have a favorable impact on its effective income tax rate and results in the period such determination was made.

Loss Per Share of Common Stock

Loss Per Share of Common Stock

The Company calculates net loss per share in accordance with ASC 260, “Earnings per Share”. Basic loss per share is computed by dividing the net loss by the weighted average number of common shares outstanding during the period. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common stock equivalents had been issued and if the additional common shares were dilutive. Diluted earnings per share excludes all dilutive potential shares if their effect is anti-dilutive.

	For the Year Ended December 31,
	2025	2024
Numerator:
Net loss attributable to ABVC’s common stockholders	$(7,908,554)	$(4,902,878)

Denominator:
Weighted-average shares outstanding – Basic & diluted	20,108,944	11,673,980
Loss per share
-Basic & diluted	$(0.39)	$(0.42)

Commitments and Contingencies

Commitments and Contingencies

The Company has adopted ASC 450 “Contingencies” subtopic 20, in determining its accruals and disclosures with respect to loss contingencies. Accordingly, estimated losses from loss contingencies are accrued by a charge to income when information available before financial statements are issued or are available to be issued indicates that it is probable that an asset had been impaired or a liability had been incurred at the date of the financial statements and the amount of the loss can be reasonably estimated. Legal expenses associated with the contingency are expensed as incurred. If a loss contingency is not probable or reasonably estimable, disclosure of the loss contingency is made in financial statements when it is at least reasonably possible that a material loss could be incurred.

Foreign-currency Transactions

Foreign-currency Transactions

For the Company’s subsidiaries in Taiwan, the foreign-currency transactions are recorded in New Taiwan Dollars (“NTD”) at the rates of exchange in effect when the transactions occur. Gains or losses resulting from the application of different foreign exchange rates when cash in foreign currency is converted into NTD, or when foreign-currency receivables or payables are settled, are credited or charged to income in the year of conversion or settlement. On the balance sheet dates, the balances of foreign-currency assets and liabilities are restated at the prevailing exchange rates and the resulting differences are charged to current income except for those foreign currencies denominated investments in shares of stock where such differences are accounted for as translation adjustments under the Statements of Changes in Stockholders’ Equity.

Segment Reporting

Segment Reporting

ASC 280 “Segment Reporting” requires public companies to report financial and descriptive information about their reportable operating segments. The Company identifies the operating segments based on how the chief operating decision maker internally evaluates separate financial information, business activities and management responsibility.

The Company currently has one reportable segment and assets are reviewed on a consolidated basis. As such, segment data is not provided.

The following tables present revenue and gross profit information for each of our only reportable segment:

	Years Ended December 31,
	2025	2024
Revenue	$-	$509,589
Cost of Revenue	-	763
Segment Gross Profit	$-	$508,826

Depreciation expense	$25,330	$32,025

The following table provides a reconciliation of total segment gross profit to the Company’s loss before provision for income tax:

	Years Ended December 31,
	2025	2024
Segment Gross Profit	$-	$508,826
Less:
Selling, general and administrative expenses	2,887,358	2,261,336
Research and development expenses	121,085	179,272
Stock-based compensation	4,142,816	2,773,460
Add (Less):
Interest income	167,103	87,358
Interest expense	(415,890)	(825,899)
Operating sublease income	134,196	48,478
Loss on foreign exchange changes	(77,546)	(25,135)
Loss on investment in equity securities	(192,759)	(339,171)
Loss on impairment of equity investment	(803,008)	-
Write off unclaimed accrued liabilities	-	255,592
Other (loss) income, net	(13,642)	134,443
Loss before provision for income tax	$(8,352,805)	$(5,369,576)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In accordance with Staff Accounting Bulletin No. 74 (SAB 74), the Company evaluates the impact of newly issued accounting standards on its financial statements. The following standards have been issued but are not yet effective:

In November 2024, the FASB issued ASU No. 2024-03, Expense Disaggregation Disclosures (Subtopic 220-40). The ASU requires disclosure of specified information about certain costs and expenses. This includes purchases of inventory, employee compensation, depreciation, and intangible asset amortization.  The ASU is effective on a prospective or retrospective basis for annual reporting period beginning after December 15, 2026, and interim reporting period beginning after December 15, 2027. Early adoption is permitted. This ASU will likely result in the required additional disclosures being included in our consolidated financial statements once adopted.